Stock-Based Compensation (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Number of Stock Options, Balance, Ending	186,479	186,479
Employee Stock Option [Member]
Number of Stock Options, Balance, Beginning	186,479	186,479
Number of Stock Options, Balance, Ending	186,479	186,479	186,479
Number of Stock Options, Exercisable	163,439
Weighted Average Exercise Price, Balance, Beginning	$ 9.56	$ 9.56
Weighted Average Exercise Price, Balance, Ending	$ 9.56	$ 9.56	$ 9.56
Weighted Average Exercise Price, Exercisable	$ 9.77
Weighted Average Remaining Contractual Term, Balance	2 years 4 months 24 days		6 years 2 months 12 days
Weighted Average Remaining Contractual Term, Forfeited	4 years 2 months 12 days
Weighted Average Remaining Contractual Term, Exercisable	2 years 4 months 24 days	5 years 2 months 12 days